TRANSLATION OF INDONESIAN RUPIAH INTO UNITED STATES DOLLAR (Details)	12 Months Ended
Dec. 31, 2017 Rp / $
TRANSLATION OF INDONESIAN RUPIAH INTO UNITED STATES DOLLAR
Average of market buy and sell rates	13,567.5